Organization and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Estimated Useful Life	Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Schedule Of Foreign Currency Used	Applicable functional currencies are:
SPI, SPO, and SPP	Swiss Francs – CHF
SPLAM	Brazilian Real – BRL
SPHSA and SPMSA	South African Rand – ZAR

Applicable functional currencies are:
SPI, SPO, and SPP	Swiss Francs – CHF
SPLAM	Brazilian Real – BRL
SPHSA and SPMSA	South African Rand – ZAR

Schedule Of Foreign Currency Conversion Rate
Exchange rates used for conversion of foreign items to USD at the end of each period and the average for each period were:

	March 31,	March 31,	December 31,
	2014	2013	2013
CHF:
Reporting date	1.1278	1.0525	1.1230
Average for period	1.1203	1.0752	N/A

BRL:
Reporting date	0.4432	0.4938	0.4232
Average for period	0.4240	0.4998	N/A

ZAR:
Reporting date	0.0946	0.1082	0.0952
Average for period	0.0922	0.1118	N/A

Exchange rates used for conversion of foreign items to USD at the end of each of 2013 and 2012 and the average exchange rates for those years were:

	December 31,	December 31,
	2013	2012
CHF:
Reporting date	1.1230	1.0942
Average for period	1.0790	1.0667

BRL:
Reporting date	0.4232	0.4880
Average for period	0.4645	0.5133

ZAR:
Reporting date	0.0952	0.1178
Average for period	0.1040	0.1219